UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1702 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 12/31/2010
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:  $153,798,393


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


                                        	     Value	Shares/  Invstmt
Name of Issuer                    Class	 CUSIP	     (x$1000)   Prn Amt  Dscretn
------------------------         ------- --------    ---------  ------  ------



Apple Inc Com              	Com	37833100	509	1579	sole
At&T Inc Com               	Com	00206R102   	290	9864	sole
Blackrock Fds In        		91929109	7705	220256	sole
Buffalo USA Glob	  		            	6680	266048	sole
Chevron Corp Com           	Com	166764100	202	2218	sole
Conocophillips C	    	Com	20825C104   	276	4053	sole
Exxon Mobil Corp	 	Com	30231G102   	584	7993	sole
F5 Networks Inc         	Com	            	225	1725	sole
Fidelity Magella	   		316184100	215	2999	sole
Fmi Common Stock	      		30249V109   	4334	172792	sole
Franklin Custodi	 		353496300	133	60933	sole
Franklin Federal	 		            	136	11706	sole
Franklin Russell			            	375	6905	sole
Franklin Russell	 		            	419	41380	sole
Fulton Financial	  	Com	360271100	138	13371	sole
General Electric	    	Com	369604103	276	15080	sole
Hartford Eq Inc 	 		416648558	5839	658338	sole
Hartford Global 	 		41664M581   	4255	362776	sole
Inland American 	 	Com	            	80	10000	sole
Intl Business M		 	Com	459200101	261	1777	sole
Ishares Barclays			464287226	1046	9891	sole
Ishares Barclays	 		            	10252	95353	sole
Ishares Iboxx & 	 		464287242	775	7148	sole
Ishares Msci Eaf	 		464287465	5675	97475	sole
Ishares S&P 500 			464287309	7693	117180	sole
Ishares S&P 500  		        464287408	3462	58103	sole
Ishares S&P Mdcp	 		464287705	8014	100859	sole
Ishares S&P Midc	 		464287606	8066	80083	sole
Ishares S&P Smal	 		464287887	8087	111413	sole
Ishares S&P Smal	 		464287879	4213	58598	sole
Ishares Tr Barcl	   		464288638	995	9458	sole
Johnson & Johnso	     	Com	478160104	504	8147	sole
Pimco Total Retu	    		693391674	11380	1048851	sole
Priceline.Com  I	    	Com	741503403	807	2021	sole
Putnam Tax Exemp	   		746870104	110	13468	sole
Royce Fd Low Pri        		780905808	318	17446	sole
Scout Fds Intl F         		904199403	8709	268974	sole
Selected Amern S	 		816221105	2369	57161	sole
Stratton Fds Inc	 		863137105	2403	48419	sole
Templeton Global	 		880208103	20695	1522779	sole
Vanguard Tax Exe			922907209	1035	77994	sole
Vanguard Tax Exe	 		922907704	489	44422	sole
Vanguard Tax Exe	 		            	260	16389	sole
Vanguard Total B	 		921937108	113	10633	sole
Verizon Communic	 		92343V104   	285	7966	sole
Western Asset Fd	 		957663602	13111	1216188	sole







REPORT SUMMARY                46   	DATA RECORDS	153798